UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management, LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     /s/ Chris Kaster     Boston, MA     February 02, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $409,199 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BASIC ENERGY SVCS INC NEW      COM              06985P100    19654  1192620 SH       SOLE                  1192620        0        0
BP PLC                         SPONSORED ADR    055622104    37545   850000 SH  CALL SOLE                   850000        0        0
BP PLC                         SPONSORED ADR    055622104    39894   903200 SH  CALL SOLE                   903200        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3384   100000 SH       SOLE                    70000        0    30000
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    19843   509573 SH       SOLE                   509573        0        0
CHESAPEAKE ENERGY CORP         COM              165167107    13929   537600 SH       SOLE                   459711        0    77889
CONSTELLATION ENERGY GROUP I   COM              210371100     4748   155000 SH       SOLE                   127390        0    27610
DEAN FOODS CO NEW              COM              242370104    13703  1550100 SH  CALL SOLE                  1235200        0   314900
ECHOSTAR CORP                  CL A             278768106    27957  1119630 SH       SOLE                   925025        0   194605
GENERAL MTRS CO                COM              37045V100    11058   300000 SH       SOLE                   248026        0    51974
LORAL SPACE & COMMUNICATNS I   COM              543881106    47373   619261 SH       SOLE                   530194        0    89067
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    15998   465060 SH       SOLE                   384767        0    80293
MADISON SQUARE GARDEN INC      CL A             55826P100      645    25000 SH       SOLE                    17500        0     7500
MGM RESORTS INTERNATIONAL      COM              552953101      958    64500 SH  PUT  SOLE                    64500        0        0
MGM RESORTS INTERNATIONAL      COM              552953101     5591   376500 SH  PUT  SOLE                   376500        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     6775   250000 SH       SOLE                   250000        0        0
NRG ENERGY INC                 COM NEW          629377508     2491   127500 SH       SOLE                    97585        0    29915
PROSHARES TR                   REAL EST NEW     74347X583     4335   239000 SH       SOLE                   239000        0        0
QUANTUM CORP                   COM DSSG         747906204    13839  3720189 SH       SOLE                  3720189        0        0
RANGE RES CORP                 COM              75281A109     2249    50000 SH       SOLE                    50000        0        0
SAFEWAY INC                    COM NEW          786514208    14031   623895 SH       SOLE                   623895        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     1329  1845958 SH       SOLE                  1200883        0   645075
SPRINT NEXTEL CORP             COM SER 1        852061100    14805  3500000 SH       SOLE                  2000000        0  1500000
STARWOOD PPTY TR INC           COM              85571B105    15036   700000 SH       SOLE                        0        0   700000
WALGREEN CO                    COM              931422109    72029  1848800 SH  CALL SOLE                  1848800        0        0